INVESTMENT IN COMPEDICA (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Feb. 06, 2026	Jun. 05, 2025
Notes and other explanatory information [abstract]
reimbursement of expenses			$ 100
Loss on impairment	$ 4,800
Change in fair value on the investment in Compedica		$ 200